UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811- 21419)

Hennessy SPARX Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2011

Date of reporting period:  July 31, 2011

Item 1. Schedule of Investments.

Hennessy Select SPARX Japan Fund
Schedule of Investments
July 31, 2011 (Unaudited)
			% of
	Shares	Value	Net Assets
COMMON STOCKS - 79.61%
Consumer Discretionary - 17.43%
Asics Corp.	68,000	1,036,098	4.08%
Isuzu Motors, Ltd.	81,000	404,027	1.59%
Ryohin Keikaku Co., Ltd.	21,900	1,139,306	4.48%
Shimano, Inc.	20,000	1,053,452	4.15%
Toyota Motor Corp.	19,400	795,051	3.13%
		4,427,934	17.43%
Consumer Staples - 6.53%
Kao Corp.	41,200	1,167,204	4.59%
Unicharm Corp.	10,900	492,719	1.94%
		1,659,923	6.53%
Financials - 5.72%
Mizuho Financial Group	422,500	696,986	2.74%
Sumitomo Mitsui Financial Group, Inc.	23,900	755,636	2.98%
		1,452,622	5.72%
Health Care - 8.99%
Mani, Inc.	22,100	829,342	3.27%
Rohto Pharmaceutical Co., Ltd.	73,000	874,275	3.44%
Terumo Corp.	10,300	579,321	2.28%
		2,282,938	8.99%
Industrials - 26.33%
Daikin Industries	32,600	1,159,855	4.57%
Itochu Corp.	90,400	1,045,087	4.11%
Komatsu, Ltd.	13,100	409,582	1.61%
Marubeni Corp.	107,000	803,351	3.16%
Misumi Group, Inc.	34,200	956,454	3.76%
Mitsubishi Corp.	42,800	1,146,930	4.51%
Sumitomo Corp.	82,800	1,170,181	4.61%
		6,691,440	26.33%
Information Technology - 4.56%
Keyence Corp.	4,100	1,159,408	4.56%

Materials - 10.05%
Fuji Seal International, Inc.	35,400	800,563	3.15%
Sumitomo Metal Industries	300,000	720,920	2.84%
Sumitomo Metal Mining, Co., Ltd.	44,000	781,295	3.07%
Taiyo Nippon Sanso Corp.	32,000	250,646	0.99%
		2,553,424	10.05%
TOTAL COMMON STOCKS (Cost $16,334,754)		20,227,689	79.61%

			% of
	Shares	Value	Net Assets
SHORT-TERM INVESTMENTS - 20.04%
Money Market Funds - 20.04%
Dreyfus Government Cash Management
0.0000% (a)	1,055,279	1,055,279	4.15%
Fidelity Institutional Money Market Portfolio
0.0700% (a)	590,834	590,834	2.33%
Federated Treasury Obligations Fund
0.0100% (a)	1,095,544	1,095,544	4.31%
Federated Government Obligations Fund
0.0100% (a)	1,156,623	1,156,623	4.55%
Fidelity Government Portfolio - Institutional Class
0.0100% (a)	1,193,171	1,193,171	4.70%
TOTAL SHORT-TERM INVESTMENTS (Cost $5,091,451)		5,091,451	20.04%
Total Investments (Cost $21,426,205) - 99.65%		25,319,140	99.65%
Other Assets in Excess of Liabilities - 0.35%		90,352	0.35%
TOTAL NET ASSETS - 100.00%		$ 25,409,492	100.00%

Footnotes

Percentages are stated as a percent of net assets.

(a) The rate listed is the fund's 7-day yield as of July 31, 2011.

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows*:

Cost of investments	$21,473,443
Gross unrealized appreciation	4,148,700
Gross unrealized depreciation	(255,765)
Net unrealized appreciation	$3,892,935

Summary of Fair Value Exposure at July 31, 2011
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices.  Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.  When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Directors of the Funds.  Fair value pricing determinations are made in good faith in accordance with these procedures.  There are numerous criteria that will be given consideration in determining a fair value of a security.  Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market.  Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Funds' NAV will reflect the affected portfolio securities' value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market.  Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other investment companies to calculate their net asset values are considered level 2 prices in the fair valuation hierarchy.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the fund's net assets as of July 31, 2011:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$ 4,427,934	$ -	$ -	4,427,934
Consumer Staples	1,659,923	-	-	1,659,923
Financials	1,452,622	-	-	1,452,622
Health Care	2,282,938	-	-	2,282,938
Industrials	6,691,440	-	-	6,691,440
Information Technology	1,159,408	-	-	1,159,408
Materials	2,553,424	-	-	2,553,424
Total Common Stock	$ 20,227,689	$ -	$ -	$ 20,227,689

Short-Term Investments	$ 5,091,451	$ -	$ -	$ 5,091,451

Total Investments in Securities	$ 25,319,140	$ -	$ -	$ 25,319,140

Transfers between levels are recognized at the end of the reporting period. During the period ended July 31, 2011, the Fund recognized no significant transfers between levels.

Hennessy Select SPARX Japan Smaller Companies Fund
Schedule of Investments
July 31, 2011 (Unaudited)
			% of
	Shares	Value	Net Assets
COMMON STOCKS - 95.78%
Consumer Discretionary - 24.25%
Accordia Golf Co., Ltd.	579	$430,950	1.51%
Arc Land Sakamoto Co., Ltd.	39,600	713,453	2.51%
Bals Corp.	340	304,735	1.07%
Doshisha Co., Ltd.	18,900	508,681	1.79%
Endo Manufacturing Co., Ltd.	67,600	399,532	1.40%
Hagihara Industries, Inc.	27,700	463,436	1.63%
Haruyama Trading Co., Ltd.	59,400	345,667	1.21%
Nippon Seiki Co., Ltd.	30,000	355,784	1.25%
Nissin Kogyo Co., Ltd.	23,400	435,568	1.53%
Press Kogyo Co., Ltd.	61,000	351,016	1.23%
Sanden Corp.	95,000	502,241	1.76%
Seiko Holdings Corp.	130,000	435,669	1.53%
Tohokushinsha Film Corp.	72,400	381,820	1.34%
Topre Corp.	66,700	731,244	2.57%
Village Vanguard Co., Ltd.	125	545,561	1.92%
		6,905,357	24.25%
Consumer Staples - 1.79%
Cawachi Ltd.	24,800	508,660	1.79%

Financials - 2.53%
Anicom Holdings, Inc. (a)	7,400	268,951	0.94%
Suruga Bank, Ltd.	52,000	452,556	1.59%
		721,507	2.53%
Health Care - 2.95%
Message Co., Ltd.	132	468,434	1.65%
Nichii Gakkan Co.	40,000	371,501	1.30%
		839,935	2.95%
Industrials - 33.86%
Aichi Corp.	111,200	512,775	1.80%
Anest Iwata Corp.	81,000	417,705	1.47%
Asunaro Aoki Construction, Ltd.	68,500	359,473	1.26%
Benefit One, Inc.	332	244,089	0.86%
Iwatani Corp.	116,000	415,873	1.46%
Juki Corp.	181,000	465,519	1.63%
Kyosan Electric Manufacturing Co., Ltd.	94,000	531,142	1.86%
Mirait Holdings Corp.	66,400	548,554	1.92%
Morita Holdings Corp.	86,000	511,632	1.80%
NEC Capital Solutions Ltd.	40,300	541,800	1.90%
Nippon Yusoki Co., Ltd.	217,000	552,471	1.94%
Nitto Boseki Co., Ltd.	233,000	674,924	2.37%
Nitto Kogyo Corp.	38,700	451,923	1.59%
NPC, Inc.	12,200	184,779	0.65%
Prestige International, Inc.	151	289,506	1.02%
Sankyu, Inc.	70,000	338,248	1.19%
SBS Holdings, Inc.	282	283,886	1.00%
Shin Nippon Air Technologies Co., Ltd.	83,300	447,960	1.57%
Takeei Corp.	11,100	255,350	0.90%
Toshiba Machine Co., Ltd.	54,000	329,675	1.16%
Toshin Group Co., Ltd.	12,000	324,063	1.14%
Weathernews, Inc.	21,900	623,276	2.19%
Yushin Precision Equipment Co., Ltd.	15,300	336,069	1.18%
		9,640,692	33.86%

Information Technology - 21.75%
Dwango Co., Ltd.	184	412,527	1.45%
Elecom Co., Ltd.	25,500	458,096	1.61%
Information Services International - Dentsu, Ltd.	57,400	377,273	1.32%
ITC Networks Corp.	75,500	486,432	1.71%
Macnica, Inc.	26,100	622,793	2.19%
Nifty Corp.	341	478,379	1.68%
Nippon Chemi-con Corp.	96,000	622,251	2.18%
Roland DG Corp.	27,800	388,554	1.36%
SIIX Corp.	40,000	616,743	2.17%
SRA Holdings, Inc.	52,400	536,354	1.88%
Tamura Corp.	173,000	537,079	1.89%
UKC Holdings Corp.	39,200	417,536	1.47%
Yamaichi Electronics Co., Ltd. (a)	77,000	240,047	0.84%
		6,194,064	21.75%
Materials - 8.65%
Daiso Co., Ltd.	168,000	693,954	2.44%
Fujikura Kasei Co., Ltd.	80,100	449,480	1.58%
NOF Corp.	92,000	419,458	1.47%
Tokyo Tekko Co., Ltd.	155,000	436,903	1.53%
Wood One Co., Ltd.	115,000	464,571	1.63%
		2,464,366	8.65%
TOTAL COMMON STOCKS (Cost $23,247,768)		$27,274,581	95.78%

			% of
	Shares	Value	Net Assets

SHORT-TERM INVESTMENTS - 3.36%
Money Market Funds - 3.36%
Fidelity Government Portfolio - Institutional Class
0.0100% (a)	958,008	958,008	3.36%
TOTAL SHORT-TERM INVESTMENTS (Cost $958,008)		$958,008	3.36%
Total Investments (Cost $24,205,776) - 99.14%		$28,232,589	99.14%
Other Assets in Excess of Liabilities - 0.86%		243,677	0.86%
TOTAL NET ASSETS - 100.00%		$ 28,476,266	100.00%

Footnotes

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) The rate listed is the fund's 7-day yield as of July 31, 2011.

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows*:

Cost of investments	$24,426,173
Gross unrealized appreciation	4,654,114
Gross unrealized depreciation	(627,301)
Net unrealized appreciation	$4,026,813

Summary of Fair Value Exposure at July 31, 2011
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices.  Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.  When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Directors of the Funds.  Fair value pricing determinations are made in good faith in accordance with these procedures.  There are numerous criteria that will be given consideration in determining a fair value of a security.  Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market.  Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Funds' NAV will reflect the affected portfolio securities' value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other investment companies to calculate their net asset values are considered level 2 prices in the fair valuation hierarchy.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among broke red market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the fund's net assets as of July 31, 2011:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$ 6,905,357	$ -	$ -	6,905,357
Consumer Staples	508,660	-	-	508,660
Financials	721,507	-	-	721,507
Health Care	839,935	-	-	839,935
Industrials	9,640,692	-	-	9,640,692
Information Technology	6,194,064	-	-	6,194,064
Materials	2,464,366	-	-	2,464,366
Total Common Stock	$ 27,274,581	$ -	$ -	$ 27,274,581

Short-Term Investments	$ 958,008	$ -	$ -	$ 958,008
	$
Total Investments in Securities	$ 28,232,589	$ -	$ -	$ 28,232,589

Transfers between levels are recognized at the end of the reporting period. During the period ended July 31, 2011, the Fund recognized no significant transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hennessy SPARX Funds Trust

By (Signature and Title)            /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date          9/21/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date          9/21/11

By (Signature and Title)*            /s/ Teresa M. Nilsen
Teresa M. Nilsen, Principal Financial Officer

Date          9/21/11